Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 741	$ 732
Long-term receivables	198	204
Pension overfunded status	18	23
Unrealized gain on cash flow hedges	9	46
Other, net	22	21
Total other assets	$ 988	$ 1,026